Equity (Tables)	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
Schedule of Outstanding Share Purchase Warrants

A continuity schedule of outstanding share purchase warrants and fair value charged to profit or loss are as follows:

Number of warrants outstanding

Balance – April 1, 2023	32,600,000
Issued	300,000
Balance – March 31, 2024, April 1, 2024	32,900,000
Early termination	(14,000,000)
Balance – March 31, 2024, April 1, 2024 and March 31, 2025	18,900,000

Schedule of Assumptions in Calculating the Fair Value of the Warrants

The Company’s share purchase warrants are valued by independent professional qualified valuer by using binomial option pricing models. The inputs into the model were as follows:

	As of March 31, 2025	As of March 31, 2024	As of March 31, 2023

Risk-free interest rate	3.8%	3.80%	2.66%-3.80%
Expected life of warrants	3 years	4 years	4-9 years
Volatility	81.89%	81.89%	101.58%-121.32%
Weighted average fair value per warrant (US$)	1.37	1.37	0.12-0.48
Risk-free interest rate	3.8%	3.8%	2.66%-3.80%

Schedule of Company Share Purchase Warrants Outstanding

As of March 31, 2025 and 2024, the Company had share purchase warrants outstanding as follows:

	Warrants outstanding as of March 31, 2024	Termination	Warrants outstanding as of March 31, 2025	Fair value at issue date	Fair value charged for current year	Exercise price	Weighted average remaining life
Expiry Date				US$	US$	US$	(years)
October 29, 2031	3,500,000	(3,500,000)	—	4,515,601	—	1	—
October 29, 2031	3,500,000	(3,500,000)	—	4,229,191	—	1.5	—
October 29, 2031	7,000,000	(7,000,000)	—	7,500,124	1,323,807	2.5	—
October 27, 2026	1,800,000	—	1,800,000	1,353,304	—	1.5	2
October 29, 2026	2,000,000	—	2,000,000	1,417,766	—	1.5	2
May 10, 2027	200,000	—	200,000	84,000	—	1.5	3
May 26, 2027	500,000	—	500,000	238,000	—	1.5	3
July 22, 2027	440,000	—	440,000	163,000	7,555	1	3
July 25, 2027	3,780,000	—	3,780,000	1,405,000	65,398	1	3
July 26, 2027	400,000	—	400,000	146,000	6,806	1	3
July 27, 2027	1,000,000	—	1,000,000	379,000	17,691	1	3
July 28, 2027	980,000	—	980,000	376,000	17,575	1	3
November 28, 2027	1,125,000	—	1,125,000	264,000	—	1	3
November 28, 2027	1,125,000	—	1,125,000	274,000	—	1	3
November 28, 2027	1,125,000	—	1,125,000	289,000	29,695	1	3
November 28, 2027	1,125,000	—	1,125,000	303,000	100,032	1	3
November 28, 2032	750,000	—	750,000	263,000	—	1.5	8
November 28, 2032	250,000	—	250,000	89,000	—	1.5	8
November 28, 2032	500,000	—	500,000	165,000	—	2.5	8
November 28, 2032	500,000	—	500,000	169,000	17,365	2.5	8
November 28, 2032	250,000	—	250,000	87,000	8,939	6	8
November 28, 2032	750,000	—	750,000	258,000	85,175	6	8
December 23, 2028	300,000	—	300,000	411,403	—	1	3
Total	32,900,000	(14,000,000)	18,900,000	24,379,389	1,680,038

Schedule of Movement of Respective Share Purchase Warrants and Issuance of Employee Share Incentive Plan

Movement of respective share purchase warrants was shown below:

	Share purchase warrants
	2025	2024
	US$	US$
As of April 1	22,699,351	16,240,100
Additions and recognized in profit or loss	1,680,038	6,459,251
As of March 31	24,379,389	22,699,351

Schedule of 2022 Performance Incentive Plan	Under the Plan, an aggregate of 3,300,000 ordinary shares of US$0.0001 par value each of the Company are reserved for issuance for purposes of the Plan, subject to adjustments as contemplated by the Plan.
	Number of share award grant
	2025	2024
	US$	US$
As of April 1	—	1,650,000
Exercised during the year	—	(1,650,000)
As of March 31	—	—